Other Assets and Non-current Assets Held for Sale - Schedule of Other Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets to be leased out as lessor	$ 16,012	$ 29,241
Cash collateral provided for derivative financial transactions	456,749	582,448
Receivables from brokerage of financial instruments	18,467	33,137
Accounts receivable from third parties	43,000	88,736
Investment properties	2,536	1,169
VAT credit receivable	6,472	5,034
Prepaid expenses	30,189	27,538
Assets for revenue from contracts with customers	11,042	7,508
Other cash collateral provided	2,920	2,997
Other assets	42,296	32,713
Totals	$ 629,683	$ 810,521